REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Property and equipment, net	$ 137,785	$ 141,647
Segment Reconciling Items
Segment Reporting Information [Line Items]
Property and equipment, net	1,397	2,672
Customer Engagement | Operating Segments
Segment Reporting Information [Line Items]
Property and equipment, net	120,955	126,538
Financial Crime and Compliance | Operating Segments
Segment Reporting Information [Line Items]
Property and equipment, net	$ 15,433	$ 12,437